CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Statement of Stockholders' Equity [Abstract]
Dividend declared per share	$ 0.2282	$ 0.0328